STOCK, OPTIONS AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
STOCK, OPTIONS AND WARRANTS [Abstract]
STOCK, OPTIONS AND WARRANTS

NOTE 13 – STOCK, OPTIONS AND WARRANTS

Stock

Effective September 23, 2014,  the Company entered into and closed the transactions contemplated by a Share Exchange Agreement (the “Exchange Agreement”) with Investment Capital Fund Group, LLC Series 20, a Delaware limited liability company, organized as a Delaware Series Business Unit (“ICFG”) and the sole shareholder of ICFG, Sunset Brands, Inc., a Nevada corporation (“Sunset”).

Pursuant to the Exchange Agreement, we acquired 100% of the issued and outstanding voting shares and 99% of the issued and outstanding non-voting shares of ICFG in exchange for 62,678,872 shares of our restricted common stock (representing 42.3% of our post-closing common stock, based on 85,654,416 shares of common stock issued and outstanding immediately prior to the closing of the Exchange Agreement and 148,333,288 shares of common stock issued and outstanding immediately after the closing , provided that such shares have not been physically issued, or issued in book entry, to date). ICFG owns 52 Gem Assets – “52 Sapphires from the King and Crown of Thrones collection”, which have a total carat weight of 3,925.17, and have been appraised to have a Retail Replacement Value as of August 30, 2014 of $108,593,753  and a Fair Market Value (65% of the Retail Replacement Value) of $70,585,940, provided that we have since impaired such assets in the amount of $10,028,620, the value attributed to the shares of common stock agreed to be paid for such assets, and currently carry such assets on our books at $0 (the “Assets”), the rights to which and ownership of were acquired by the Company in connection with the closing of the Exchange Agreement.

The Company plans to use the Assets acquired as collateral to obtain additional funding.

Options & Warrants

In July 2008, the Company granted options to purchase 2,000,000 common shares of stock to a selling stockholder of Mint Texas, who was elected director, President and CEO of the Company. The exercise price of the options is $3.00 per share and such options expire ten years after the grant date. One third of the options may be exercised respectively on the first, second and third anniversary of the grant date. The Company recorded the transaction as part of its recapitalization.

Effective September 23, 2014, Jerry Parish, as sole director of the Company, approved a re-pricing of the 2 million options to purchase shares of the Company's common stock at an exercise price of $3.00 per share which were originally granted to Mr. Parish in 2008, to provide for such options (which have fully vested to date and expire if unexercised on July 10, 2018), to have an exercise price of $0.10 per share. The options were re-priced in consideration for services rendered to the Company by Mr. Parish as Chief Executive Officer, and due to the fact that the Company's common stock has consistently traded well below the original $3.00 per share exercise price. As a result of the re-pricing of the options, the Company recognized additional stock compensation of $169,781 based on a black scholes model analysis of the options at the previous $3.00 per share exercise price compared to the $0.10 per share exercise price after the re-pricing.

In July 2008, the Company also granted warrants to purchase 2,100,000 common shares at prices of $0.10, $0.50, $1.00, $1.50 and $2.00 per share to two consultants in connection with consulting agreements executed with Mint Texas as of June 1, 2007 and assumed by Mint Nevada on the closing date. The Company recorded the transaction as part of its recapitalization. The warrants to purchase 2,100,000 shares were cancelled by the holders on September 30, 2009 as discussed below. In December 2008, the Company granted options to purchase 100,000 common shares of stock at an exercise price of $1.01 per share, to a consultant for services and recorded compensation cost of $57,644.

On or around July 17, 2009, we entered into a letter agreement (the “Letter Agreement”) to confirm certain terms of our Engagement Agreement with a placement agent. Pursuant to the Letter Agreement, the agent agreed to waive any rights to any consideration pursuant to the Engagement Agreement in connection with funding by certain financial institutions in consideration for the grant by us of warrants to purchase 300,000 shares of our common stock at an exercise price of $0.50 per share, which warrants have a term of 5 years, include a cashless exercise provision and piggy-back registration rights, which warrants were subsequently granted. The Company recorded $12,600 of consulting expense in the third quarter of 2009 and a similar amount of additional paid-in-capital. The $12,600 of consulting expense was calculated as the fair market value of the warrants using the Black-Scholes option-pricing model. The significant variables used in the calculation were; stock price of $0.17/share; $0.50/share exercise price of warrant; volatility of 88%; time to expiration of 1,750 days; and risk free interest rate of 2.31%.

On September 30, 2009, the Company and Mr. Parish and Victor Garcia, a then director of the Company, entered into a Mutual Release and Termination Agreement with third parties who were the holders of 8,278,872 shares of the Company's common stock and warrants to purchase an additional 2,100,000 common shares at prices ranging from $0.10 to $2.00 per share. Messrs. Parish and Garcia paid $250,000 in cash and Mr. Parish delivered 125,000 shares of Arrayit Corporation to the third parties for the 8,278,872 shares of the Company's common stock, of which 4,239,436 shares were issued to Mr. Parish and 4,239,436 shares were issued to Mr. Garcia. The third parties also agreed to cancel the warrants to purchase the 2,100,000 shares of the Company's common stock.

On November 19, 2013, the Company issued 20,000,000 warrants to MNH and its assign in connection with the credit facility described in Note 5. The Company calculated the fair value of the compound embedded derivatives using a complex, customized Monte Carlo options model. The model applied generates a large number of possible (but random) price paths for the underlying simulation, and then calculates the associated exercise value of the option for each path. These payoffs are then averaged and discounted to the present resulting in the value of the option. This model utilized subjective and theoretical assumptions that can materially affect fair values from period to period.

Key inputs and assumptions used in valuing the Company's derivative liabilities are as follows:

For issuances of warrants:

-	Stock prices on all measurement dates were based on the fair market value
-	The probability of future financing was estimated at 100%
-	Computed volatility ranging from 141% to 158%
-	Risk free rate from 1.48% to 1.78%
-	Expected term from 6.14 to 6.64

See Note 6 for a discussion of fair value measurements and Note 8 for a discussion of derivative liabilities.

A summary of activity under the Employee Stock Plans for the periods ended September 30, 2014 and December 31, 2013 is presented below:

Weighted
Average
	Options	Exercise Price
Outstanding – December 31, 2012	2,000,000	$3.00
Granted	-	$-
Exercised	-	$-
Forfeited or Expired	-	$-
Distributed	-	$-
Outstanding/exercisable – December 31, 2013	2,000,000	$3.00
Granted	-	$-
Exercised	-	$-
Forfeited or Expired	-	$-
Distributed	-	$-
Outstanding/exercisable – September 30, 2014	2,000,000	$0.10

The following table summarizes information about outstanding warrants at September 30, 2014 and December 31, 2013:

		Remaining Contractual	Weighted Average
	Number Outstanding	Life in Years	Exercise Price
12/31/2013	20,300,000	6.80	$0.05
9/30/2014	20,300,000	6.42	$0.05

NOTE 13 – STOCK, OPTIONS AND WARRANTS

Stock

In August 2011, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. (“Asher”), pursuant to which the Company sold Asher a convertible note in the amount of $68,000, bearing interest at the rate of 8% per annum (the “Convertible Note”) which Convertible Note was amended in October 2011, to be effective as of August 2011. The Convertible Note provided Asher the right to convert the outstanding balance (including accrued and unpaid interest) of such Convertible Note into shares of the Company's common stock at a conversion price equal to the greater of (a) 61% of the average of the five lowest trading prices of the Company's common stock during the ten trading days prior to such conversion date; and (b) $0.00009 per share. The Convertible Note, which accrued interest at the rate of 8% per annum, was payable, along with interest thereon on May 7, 2012, but was repaid in March 2012. The note's convertible feature was valued and resulted in a debt discount of $43,475, which was fully amortized at the time of payment.

Asher converted $10,000 of the amount owed under the Convertible Note into 190,476 shares of the Company's common stock ($0.0525 per share) in February 2012. In March 2012, the Company prepaid the entire remaining balance due under the Convertible Note for an aggregate of $90,003 including penalty and interest.

On March 19, 2013, 2,000,000 shares were cancelled due to non-performance of services agreed to be performed during 2011.

Options & Warrants

In July 2008, the Company granted options to purchase 2,000,000 common shares of stock to a selling stockholder of Mint Texas, who was elected director, President and CEO of the Company. The exercise price of the options is $3.00 per share and such options expire ten years after the grant date. One third of the options may be exercised respectively on the first, second and third anniversary of the grant date. The Company recorded the transaction as part of its recapitalization.

In July 2008, the Company also granted warrants to purchase 2,100,000 common shares at prices of $0.10, $0.50, $1.00, $1.50 and $2.00 per share to two consultants in connection with consulting agreements executed with Mint Texas as of June 1, 2007 and assumed by Mint Nevada on the closing date. The Company recorded the transaction as part of its recapitalization. The warrants to purchase 2,100,000 shares were cancelled by the holders on September 30, 2009 as discussed below. In December 2008, the Company granted options to purchase 100,000 common shares of stock at an exercise price of $1.01 per share, to a consultant for services and recorded compensation cost of $57,644.

On or around July 17, 2009, we entered into a letter agreement (the “Letter Agreement”) to confirm certain terms of our Engagement Agreement with a placement agent. Pursuant to the Letter Agreement, the agent agreed to waive any rights to any consideration pursuant to the Engagement Agreement in connection with funding by certain financial institutions in consideration for the grant by us of warrants to purchase 300,000 shares of our common stock at an exercise price of $0.50 per share, which warrants have a term of 5 years, include a cashless exercise provision and piggy-back registration rights, which warrants were subsequently granted. The Company recorded $12,600 of consulting expense in the third quarter of 2009 and a similar amount of additional paid-in-capital. The $12,600 of consulting expense was calculated as the fair market value of the warrants using the Black-Scholes option-pricing model. The significant variables used in the calculation were; stock price of $0.17/share; $0.50/share exercise price of warrant; volatility of 88%; time to expiration of 1,750 days; and risk free interest rate of 2.31%.

On September 30, 2009, the Company and Mr. Parish and Victor Garcia, a then director of the Company, entered into a Mutual Release and Termination Agreement with third parties who were the holders of 8,278,872 shares of the Company's common stock and warrants to purchase an additional 2,100,000 common shares at prices ranging from $0.10 to $2.00 per share. Messers. Parish and Garcia paid $250,000 in cash and Mr. Parish delivered 125,000 shares of Arrayit Corporation to the third parties for the 8,278,872 shares of the Company's common stock, of which 4,239,436 shares were issued to Mr. Parish and 4,239,436 shares were issued to Mr. Garcia. The third parties also agreed to cancel the warrants to purchase the 2,100,000 shares of the Company's common stock.

On November 19, 2013, the Company issued 20,000,000 warrants to MNH and its assign in connection with the credit facility described in Note 5. The Company calculated the fair value of the compound embedded derivatives using a complex, customized Monte Carlo options model. The model applied generates a large number of possible (but random) price paths for the underlying via simulation, and then calculates the associated exercise value of the option for each path. These payoffs are then averaged and discounted to the present resulting in the value of the option. This model utilized subjective and theoretical assumptions that can materially affect fair values from period to period.

Key inputs and assumptions used in valuing the Company's derivative liabilities are as follows:

For issuances of warrants:

-	Stock prices on all measurement dates were based on the fair market value
-	The probability of future financing was estimated at 0%
-	Computed volatility ranging from 143% to 144%
-	Risk free rates ranging from 1.37% to 1.75%
-	Expected term from 6.89 to 7.00

See Note 6 for a discussion of fair value measurements and Note 8 for a discussion of derivative liabilities.

A summary of activity under the Employee Stock Plans for the years ended December 31, 2013 and 2012 is presented below:

	Options	Weighted Average Exercise Price
Outstanding – December 31, 2011	2,000,000		$2.91
Granted	-		$-
Exercised	-		$-
Forfeited or Expired	-		$-
Distributed	-		$-
Outstanding/exercisable – December 31, 2012	2,000,000		$2.91
Granted	-		$-
Exercised	-		$-
Forfeited or Expired	-		$-
Distributed	-		-
Outstanding/exercisable – December 31, 2013	2,000,000	$	$ 2.91

The following table summarizes information about outstanding warrants at December 31, 2013 and 2012:

	Number Outstanding	Remaining Contractual Life in Years	Weighted Average Exercise Price

2012	300,000	1.50	0.50
2013	20,300,000	6.80	0.05